Retirement Benefits	12 Months Ended
Mar. 31, 2012
Retirement Benefits [Abstract]
RETIREMENT BENEFITS
19.	RETIREMENT BENEFITS

(a)	Employees seconded from DOT

MTNL’s employees who are seconded from DoT are entitled to pension, gratuity benefits and leave encashment from the Government. MTNL makes contributions to the DoT to fund the liability in respect of these employees in accordance with the rates prescribed by the Government. MTNL’s contributions are charged to income in the period they are incurred. The amount for pension, gratuity and leave encashment recognized for such employees in the consolidated statements of income are as follows:

	For the years ended March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Pension (including gratuity)		18		12		165	3.25
Leave encashment		12		8		14	0.28
	Rs.	30	Rs.	20	Rs.	180	$4

(b)	Employees of MTNL

i.	Pension, Gratuity and Medical benefits

The pension and gratuity to the non-executives employees of MTNL are defined benefit plans, the cost and liability, for which are based on an actuarial valuation. Further MTNL introduced a ‘MTNL retired employee’s medical facility scheme’ for employees with effect from January 1, 2002. The scheme was initially introduced for a period of 12 weeks and was subsequently extended every year by orders issued by the competent officials. The cost and liability of the medical benefit plan for its retired employees is based on an actuarial valuation. The Company entered into an agreement with ICICI Lombard for its medical coverage for the period from April 1, 2006. ICICI Lombard subsequently expressed their inability to continue with the scheme and finally the agreement was discontinued from September 2, 2006. The earlier scheme was reinstated thereafter. The medical scheme is a defined benefit retirement plan (the “Medical Plan”). In accordance with the Medical Plan, retirees are entitled to receive reimbursements limited to half of the monthly salary drawn by the employee on the date of retirement and reimbursement of hospitalization charges in any year through insurance company under RECGHIS (Retirement Employee Contributory Group Health Insurance Scheme) 2008. (Effective October, 2008). In 2011, MTNL has introduced the new medical benefit plan for its employees with effect from March 10, 2011 by entering into an agreement with insurance company which is a contributory scheme in nature and where MTNL’s liability is restricted to the insurance premium payable to the insurance company.

ii	Absorption of Executive employees

The Company had given an option to its executive employees (B category) for absorption with MTNL with effect from October 1, 2000, at a revised pay scale that is higher than the existing pay scale. The offer for absorption provided that in addition to getting post retirement benefits like gratuity and leave encashment, the employees would have to opt for pension based on the government rules.

During the year ended March 31, 2004, majority of employees had opted for absorption with MTNL. MTNL determined the incremental liability on account of revised pay scales and related retirement cost based on an actuarial valuation. MTNL has raised claims on DoT amounting to Rs.2,784 million for the period up to the October 1, 2000, which represent amounts recoverable towards retirement benefits calculated at the rates prescribed by DoT for its employees on secondment. These have been included in Dues from related parties as disclosed in Note 20.

During the year ended March 31, 2005, an additional 1,108 executive employees opted for absorption with MTNL. MTNL has determined the incremental liability on account of revised pay scales and related retirement cost based on an actuarial valuation. In respect of these employees, MTNL has raised claims on DoT amounting to Rs.541 million for the period up to the October 1, 2000, which represent amounts recoverable towards retirement benefits calculated at the rates prescribed by DoT for its employees on secondment. These have been included in Dues from related parties as disclosed in Note 20.

During the year ended March 31, 2006, the Company had given an option to its executive employees (Category A) for absorption with the Company with effect from October 1, 2000, at a revised pay scale that is higher than the existing pay scale. Out of approximately 1,218 Group A employees currently working in MTNL, 65 employees have exercised their option as at March 31, 2006 and have been absorbed in MTNL. The offer for absorption provided that in addition to getting the post retirement benefits like gratuity and leave encashment subsequent to absorption, the employee would have to opt for either pension based on the government rules or provident fund based on the company policy. A case has been filed by the Indian Telecom Service Association (acting on behalf of Group A officers) with the High court appealing for the stay order against absorption of Group A employees on the contention that terms and conditions of absorption are not clear. The High Court has subsequently passed a stay order against further absorption of Group A employees. Pending finalization of the terms of absorption, the Company, during the year ended March 31, 2006, has provisionally accrued a charge of amounting to Rs.25.39 million on account of revised pay scales for the executive employees who exercised the option up to that date. However, no claims have been raised by the Company on DoT for the related retirement costs pending finalization of terms of absorption and outcome of the court case.

iii.	The following tables sets forth the status of the pension, gratuity plan and medical benefits. The measurement date used is March 31, of the relevant fiscal year.

The Pension Plan
	As of March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Accumulated benefit obligation	Rs.	39,881	Rs.	46,581	Rs.	62,917	$1,236
Changes in projected benefit obligation:
Projected Benefit obligation at the beginning of the year		33,487		56,973		66,544	1,308
Service cost		1,100		3,380		3,452	68
Interest cost		2,860		5,030		5,638	111
Actuarial loss		21,298		3,517		6,669	131
Benefits paid		(1,772)		(2,355)		(3,312)	(65)
Projected Benefit obligation at the end of the year	Rs.	56,973	Rs.	66,544	Rs.	78,991	$1,552
Changes in plan asset		-		-		-
Unfunded status	Rs.	(56,973)	Rs.	(66,544)	Rs.	(78,991)	(1,552)
Accrued provision for pension	Rs.	(56,973)	Rs.	(66,544)	Rs.	(78,991)	$(1,552)

A 1% increase in the discount rate on the Company’s weighted actuarial assumption as on March 31, 2012 would have decreased accrued pension cost by Rs.4,498 million and a 1% decrease in the discount rate on the Company’s weighted actuarial assumption as on March 31, 2012 would have increased accrued pension cost of Rs.4,244 million.

The components of net pension costs are reflected below:

	For the Years Ended March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Current service cost	Rs.	1,100	Rs.	3,380	Rs.	3,452	$68
Interest cost		2,860		5,030		5,638	111
Actuarial loss		21,298		3,517		6,669	131
Net periodic pension cost	Rs.	25,258	Rs.	11,927	Rs.	15,759	$310

Cash Flows

For the financial year ended March 31,	Expected contribution
	(Millions of Rupees)	(Millions of US $) Unaudited
2012	6,496	128
2013	9,780	192
2014	10,373	204
2015	9,931	195
2016	9,562	188
2017 – 2021	47,233	928

In the 2000 fiscal year, substantially all of MTNL’s non-executive employees originally employed by the DoT decided to terminate their services with the DoT and accept employment with MTNL with effective from November 1998.  Under the option given to them for pension benefits, most of the MTNL absorbed employees have opted for retaining pension benefits in accordance with the Central government pension rules and some other employees have opted for retirement rules which as applicable to the directly recruited employees, and opt to draw pro rata until their absorption.  Accordingly, with effect from November 1, 1998, MTNL started accruing for pension and gratuity for these employees.  In August/September 2002, the DoT indicated that the Government would pay for the pension benefits of the government employees absorbed by MTNL who opted for either the Central government scheme of pension or for the pro rata pension scheme for the period served with the DoT.  However, the terms of such payments are in the process of finalization.  Once these terms are finalized and the payments are made to the DoT for the period of employment of these employees with MTNL, MTNL expects that its liability for post-retirement obligations would be limited to monthly contributions on the basis of the rules to be prescribed by the government of India. Until now, in the absence of any further movement from the Government, MTNL is discharging all such liabilities.  However, the attention of the government of India has focused on this issue in the 2012 fiscal year.  Efforts are being made to get the issue of payment of pension to MTNL absorbed employees from the Government or a Government controlled trust, and are under very active consideration.  The staff side and MTNL management are interacting on this issue, and with DoT officials who are also coordinating on this issue with various levels of the Government and through correspondence.  It is hoped to reach settlement on this issue in the 2013 fiscal year.

The Gratuity Plan

	As of March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Accumulated benefit obligation	Rs.	6,383	Rs.	8,602	Rs.	11,732	$231
Changes in projected benefit obligation:
Projected Benefit obligation at the beginning of the year		8,380		10,444		12,073	237
Service cost		386		502		563	11
Interest cost		720		900		1,034	20
Actuarial (gain) or loss		570		964		1,072	21
Past Service Cost (Vested Benefits)		1,036		-		-	-
Benefits paid		(648)		(738)		(951)	(19)
Projected Benefit obligation at the end of the year	Rs.	10,444	Rs.	12,073	Rs.	13,791	$271

Changes in plan asset
Fair value of the plan assets at the beginning of the Year		6,637		8,958		11,188	220
Actual return on plan assets		407		591		1,687	33
Employer contributions		2,562		2,377		1,071	21
Benefits paid		(648)		(738)		(951)	(19)
Plan assets at the end of the year	Rs.	8,958	Rs.	11,187	Rs.	12,995	$255

Unfunded status		(1,487)		(886)		(795)	(16)
Accrued provision for gratuity	Rs.	(1,487)	Rs.	(886)	Rs.	(795)	$(16)

A 1% increase in the discount rate on the Company’s weighted actuarial assumption as on March 31, 2012 would have decreased accrued gratuity cost by Rs.703 million and a 1% decrease in the discount rate on the Company’s weighted actuarial assumption as on March 31, 2012 would have increased accrued gratuity cost by Rs.769 million.

The components of net gratuity costs are reflected below:

	For the years ended March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Current service cost	Rs.	386	Rs.	502	Rs.	563	$11
Actuarial obligation assumed on account of absorption		-		-
Interest cost		720		900		1,034	20
Expected return on plan assets				(877)		(900)	(18)
Actuarial (gain) or loss		874		1,251		284	6
Curtailment (gain)/ loss		(710)		-		-	-
Past Service Cost (vested benefits)		1,036		-		-	-
Net periodic gratuity cost	Rs.	2,306	Rs.	1,775	Rs.	981	$19

Cash Flows

The Company expects to make the following benefit payments, which reflect expected future service, as appropriate:

For the financial year ended March 31,	Expected contribution
	(Millions of Rupees)	(Millions of US $) Unaudited
2013	1,164	23
2014	1,300	26
2015	1,287	25
2016	1,276	25
2017 – 2021	6,810	134

The following table sets forth the fair value of the gratuity plan assets as of  March 31, by asset category:

	As of March 31, 2012
	Rs. in millions							Total in U.S.$
	Level 1		Level 2		Level 3	Total
Government bonds	Rs.	5,577		-	-	Rs.	5,577	$110
Public sector bonds		-	Rs.	4,608	-		4,608	91
Fixed deposits		157		-	-		157	3
Cash		43		-	-		43	1
Others*		3,562		-	-		3,562	70
Total	Rs.	9,339	Rs.	4,608	-	Rs.	13,947	$275

* A sum of Rs.952 million (Rs.1,071 million) is yet to be transferred by MTNL to the gratuity trust and amount of Rs.2,609 million (Rs. 2,609 million) is recoverable from DoT for pre-absorption period.

	As of March 31, 2011
	Rs. in million							Total in U.S.$
	Level 1		Level 2		Level 3	Total
Government bonds	Rs.	4,371		-	-	Rs.	4,371	$98
Public sector bonds			Rs.	3,870	-		3,870	87
Fixed deposits		274		-	-		274	6
Cash		64		-	-		64	1
Others		3,680		-	-		3,680	83
Total	Rs.	8,389	Rs.	3,870	-	Rs.	12,259	$275

The weighted average actuarial assumptions used to determine benefit obligations and net periodic benefit cost were:

	2010	2011	2012
Discount rate	8.50%	8.50%	8.50%
Future salary increases	3.50%	3.50%	3.50%
Rate of return on plan assets	8.00%	8.00%	8.00%
Rate of hospitality incidence (% of mortality rate)	150%	150%	150%

iv.	Leave pay obligations :

Leave pay expenses amounted to Rs.1,567 million, Rs.1,754 million and Rs.957 million for the years ended March 31, 2010, 2011 and 2012, respectively. Accrued employee cost include Rs.5,583 million, Rs.6,524 million and Rs.7,371 million leave pay obligation of MTNL as of March 31, 2010, 2011 and 2012, respectively. Out of this, an amount of Rs.433.74 million and Rs.653.68 million is recoverable, from DoT in respect of Group B, Group C and Group D employees respectively for the period prior to their absorption in MTNL.

v.      Provident fund

Provident fund, a defined contribution plan, is being administered through trustees and MTNL’s contributions are expensed each year. MTNL has recognized Rs.516 million, Rs.542 million and Rs.521 million for the years ended March 31, 2010, 2011 and 2012 respectively in the consolidated statements of income.